GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Gross amount:
Beginning balance	$ 60,298	$ 59,623
Exchange difference	1,734	675
Ending balance	62,032	60,298
Accumulated impairment loss:
Beginning balance	(625)	(625)
Ending balance	(625)	(625)
Goodwill, net	$ 61,407	$ 59,673